CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues	¥ 26,831,525	$ 3,675,904	¥ 22,527,987	¥ 21,899,167
Cost of revenues	(18,057,562)	(2,473,876)	(17,086,122)	(18,049,872)
Gross profit	8,773,963	1,202,028	5,441,865	3,849,295
Operating expenses:
Sales and marketing expenses	(4,401,655)	(603,024)	(3,916,150)	(4,920,745)
General and administrative expenses	(2,031,063)	(278,254)	(2,122,432)	(2,521,134)
Research and development expenses	(3,685,214)	(504,872)	(4,467,470)	(4,765,360)
Total operating expenses	(10,117,932)	(1,386,150)	(10,506,052)	(12,207,239)
Loss from operations	(1,343,969)	(184,122)	(5,064,187)	(8,357,944)
Other income/(expense):
Investment loss, net (including impairments)	(470,081)	(64,401)	(435,644)	(532,485)
Interest income	434,980	59,592	542,472	281,051
Interest expense	(89,193)	(12,219)	(164,927)	(250,923)
Exchange losses	(68,715)	(9,414)	(35,575)	(19,745)
Debt extinguishment gain/(loss)	(38,629)	(5,292)	292,213	1,318,594
Others, net	175,412	24,031	132,640	157,944
Total other income/(expense), net	(56,226)	(7,703)	331,179	954,436
Loss before income tax expenses	(1,400,195)	(191,825)	(4,733,008)	(7,403,508)
Income tax (expense)/benefit	36,544	5,007	(78,705)	(104,145)
Net loss	(1,363,651)	(186,818)	(4,811,713)	(7,507,653)
Net loss/(profit) attributable to noncontrolling interests	16,851	2,309	(10,608)	10,640
Net loss attributable to the Bilibili Inc.'s shareholders	(1,346,800)	(184,509)	(4,822,321)	(7,497,013)
Net loss	(1,363,651)	(186,818)	(4,811,713)	(7,507,653)
Other comprehensive income:
Foreign currency translation adjustments	54,339	7,444	154,367	337,972
Total other comprehensive income	54,339	7,444	154,367	337,972
Total comprehensive loss	(1,309,312)	(179,374)	(4,657,346)	(7,169,681)
Comprehensive loss/(income) attributable to noncontrolling interests	16,851	2,309	(10,608)	10,640
Comprehensive loss attributable to the Bilibili Inc.'s shareholders	¥ (1,292,461)	$ (177,065)	¥ (4,667,954)	¥ (7,159,041)
Net loss per share/ADS, basic | (per share)	¥ (3.23)	$ (0.44)	¥ (11.67)	¥ (18.99)
Net loss per share/ADS, diluted | (per share)	¥ (3.23)	$ (0.44)	¥ (11.67)	¥ (18.99)
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 84,178	$ 11,532	¥ 63,724	¥ 69,096
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	60,460	8,283	56,649	59,041
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	568,194	77,842	596,950	554,976
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 403,380	$ 55,263	¥ 415,321	¥ 357,570
ADSs
Other comprehensive income:
Net loss per share/ADS, basic | (per share)	¥ (3.23)	$ (0.44)	¥ (11.67)	¥ (18.99)
Net loss per share/ADS, diluted | (per share)	¥ (3.23)	$ (0.44)	¥ (11.67)	¥ (18.99)
Weighted average number of ordinary shares/ADSs, basic | shares	416,470,256	416,470,256	413,210,271	394,863,584
Weighted average number of ordinary shares/ADSs, diluted | shares	416,470,256	416,470,256	413,210,271	394,863,584
Ordinary shares
Other comprehensive income:
Weighted average number of ordinary shares/ADSs, basic | shares	416,470,256	416,470,256	413,210,271	394,863,584
Weighted average number of ordinary shares/ADSs, diluted | shares	416,470,256	416,470,256	413,210,271	394,863,584